UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21237

                     Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

William J. Murphy
Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     9/30

Date of reporting period:     06/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Funds
FCI Equity Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Common Stocks - 88.44%	Shares	Value

Accident & Health Insurance - 1.70%
Aflac, Inc.	3,000	$ 188,400

Aircraft Engines & Engine Parts - 1.40%
United Technologies Corp.	2,500	154,250

Beverages - 2.30%
PepsiCo, Inc.	4,000	254,360

Biological Products (No Diagnostic Substances) - 1.92%
Gilead Sciences, Inc. (a)	4,000	211,800

Cigarettes - 2.50%
Philip Morris International, Inc.	5,600	276,584

Computer Communications Equipment - 1.58%
Cisco Systems, Inc. (a)	7,500	174,450

Computer Storage Devices - 1.86%
EMC Corp. (a)	14,000	205,660

Crude Petroleum & Natural Gas - 1.26%
Apache Corp.	1,000	139,000

Electronic Computers - 1.52%
Apple, Inc. (a)	1,000	167,440

Electronic & Other Electrical Equipment - 4.17%
Emerson Electric Co.	5,000	247,250
General Electric Co.	8,000	213,520
		460,770

Finance Services - 1.40%
JPMorgan Chase & Co.	4,500	154,395

Household Audio & Video Equipment - 1.58%
Sony Corp. (b)	4,000	174,960

Industrial Instruments for Measurement - 2.45%
Danaher Corp.	3,500	270,550

Iron & Steel Foundries - 1.48%
Precision Castparts Corp.	1,700	163,829

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 88.44% - continued	Shares	Value

Measuring & Controlling Devices - 2.27%
Thermo Fisher Scientific, Inc. (a)	4,500	$ 250,785

National Commercial Banks - 1.77%
U.S. Bancorp	7,000	195,230

Oil & Gas Field Machinery & Equipment - 2.89%
National-Oilwell Varco, Inc. (a)	3,600	319,392

Oil & Gas Field Services - 1.05%
Oceaneering International, Inc. (a)	1,500	115,575

Petroleum Refining - 4.14%
Exxon Mobil Corp.	2,000	176,260
Suncor Energy, Inc.	2,000	116,240
Valero Energy Corp.	4,000	164,720
		457,220

Pharmaceutical Preparations - 3.94%
Allergan, Inc.	4,000	208,200
Genentech, Inc. (a)	3,000	227,700
		435,900

Pumps & Pumping Equipment - 1.72%
ITT Corp.	3,000	189,990

Retail - Drug Stores and Proprietary Stores - 2.15%
CVS Caremark Corp.	6,000	237,420

Retail - Miscellaneous Shopping Goods Stores - 1.72%
Staples, Inc.	8,000	190,000

Retail - Variety Stores - 3.58%
Dollar Tree, Inc. (a)	5,000	163,450
Target Corp.	5,000	232,450
		395,900

Security Brokers, Dealers & Flotation Companies - 3.68%
Charles Schwab Corp.	7,000	143,780
Goldman Sachs Group, Inc.	1,500	262,350
		406,130

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.20%
The Nasdaq OMX Group, Inc. (a)	5,000	132,750

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 88.44% - continued	Shares	Value

Semiconductors & Related Devices - 4.91%
Intel Corp.	10,000	$ 214,800
NVIDIA Corp. (a)	10,000	187,200
Texas Instruments, Inc.	5,000	140,800
		542,800

Services - Computer Programming, Data Processing, Etc. - 1.67%
Google, Inc. - Class A (a)	350	184,247

Services - Miscellaneous Amusement & Recreation - 1.98%
The Walt Disney Co.	7,000	218,400

Services - Prepackaged Software - 6.95%
Adobe Systems, Inc. (a)	5,000	196,950
Microsoft Corp.	11,575	318,429
Oracle Corp. (a)	12,000	252,000
		767,379

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.26%
Ecolab, Inc.	5,000	214,950
The Procter & Gamble Co.	4,200	255,402
		470,352

State Commercial Bank - 1.24%
Northern Trust Corp.	2,000	137,140

Surgical & Medical Instruments & Apparatus - 4.72%
3M Co.	3,000	208,770
Covidien Ltd	2,600	124,514
Stryker Corp.	3,000	188,640
		521,924

Telephone Communications (No Radiotelephone) - 3.74%
America Movil SAB de C.V. - Series L (b)	4,000	211,000
AT&T, Inc.	6,000	202,140
		413,140

Wholesale - Groceries & Related Products - 1.74%
Sysco Corp.	7,000	192,570

TOTAL COMMON STOCKS (Cost $9,881,939)		9,770,692

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

	Shares	Value

Money Market Securities - 11.38%
Fidelity Institutional Government Money Market Portfolio - Class I, 2.26% (c)	1,257,712	$ 1,257,712

TOTAL MONEY MARKET SECURITIES (Cost $1,257,712)		1,257,712

TOTAL INVESTMENTS (Cost $11,139,651) - 99.82%		11,028,404

Other assets less liabilities - 0.18%		20,029

TOTAL NET ASSETS - 100.00%		$ 11,048,433

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2008.

Tax Related
Gross unrealized appreciation		$ 431,725
Gross unrealized depreciation		(542,973)
Net unrealized appreciation		$ (111,248)

Aggregate cost of securities for income tax purposes		$ 11,139,651

FCI Funds
FCI Bond Fund
Schedule of Investments
June 30, 2008
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 41.30%
Allstate Life Global Funding Trust, 4.250%, 02/26/2010	$ 250,000	$ 250,855
American General Finance, 4.000%, 03/15/2011	210,000	195,411
AT&T, Inc. 4.125%, 09/15/2009	210,000	210,307
Bank of America Corp., 7.400%, 01/15/2011	325,000	339,149
Bellsouth Corp., 4.200%, 09/15/2009	250,000	250,582
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	309,066
Citigroup, Inc., 6.200%, 03/15/2009	300,000	302,555
Coca-Cola Co., 5.350%, 11/15/2017	250,000	252,459
Comcast Corp., 5.450%, 11/15/2010	200,000	203,423
Compass Bank, 5.900%, 04/01/2026	200,000	167,143
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	252,593
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	316,235
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	192,592
Huntington National Bank, 5.375%, 02/28/2019	250,000	198,391
International Business Machine Corp., 5.375%, 02/01/2009	300,000	302,976
Invesco Ltd., 4.500%, 12/15/2009	175,000	173,430
JPMorgan Chase & Co., Inc., 6.000%, 01/15/2009	250,000	251,738
Keycorp, 6.500%, 05/14/2013	200,000	178,823
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	257,882
Marshall & Ilsley Corp., 5.626%, 08/17/2009	225,000	223,723
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	228,405
Metlife, Inc., 6.125%, 12/01/2011	122,000	127,127
Morgan Stanley, 5.050%, 01/21/2011	350,000	346,212
Oracle Corp., 5.000%, 01/15/2011	300,000	306,022
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	104,526
Vodafone Group plc., 7.750%, 02/15/2010	200,000	209,073
Wachovia Corp., 4.375%, 06/01/2010	200,000	195,609
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	150,855
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	301,969

TOTAL CORPORATE BONDS (Cost $6,883,694)		6,799,131

U.S. Government Agency Obligations - 23.21%
Federal Home Loan Bank, 4.500%, 05/12/2010	100,000	102,419
Federal Home Loan Mortgage Corp., 6.625%, 09/15/2009	1,400,000	1,461,263
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	685,000	716,471
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	300,000	317,720
Federal National Mortgage Association, 6.625%, 11/15/2010	975,000	1,047,692
Federal National Mortgage Association, 4.100%, 06/18/2012	175,000	175,437

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,547,798)		3,821,002

Asset-Backed Securities - 4.56%
MBNA Credit Card Master Note Trust - Series 2003-A12, 2.581%, 05/16/2011 (b)	300,000	299,719
MBNA Credit Card Master Note Trust - Series 2005-A5, 2.471%, 12/15/2010 (b)	450,000	449,961

TOTAL ASSET-BACKED SECURITIES (Cost $748,659)		749,680

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

	Principal
	Amount	Value
Mortgage-Backed Securities - 14.60%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	$ 449,085	$ 443,191
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	468,466	450,688
Federal National Mortgage Association, Pool # 832649, 5.000%, 09/01/2035	294,922	283,730
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	467,292	462,099
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	393,933	389,924
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	378,069	373,395

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,576,846)		2,403,027

U.S. Government Securities - 12.47%
U.S. Treasury Note, 6.250%, 08/15/2023	245,000	291,569
U.S. Treasury Note, 4.500%, 05/15/2017	800,000	833,501
U.S. Treasury Note, 4.875%, 08/15/2016	360,000	386,072
U.S. Treasury Note, 4.000%, 02/15/2014	525,000	541,612

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,980,132)		2,052,754

	Shares
Preferred Stocks - 2.23%
Fannie Mae - Series S, 8.250%	16,000	367,200

TOTAL PREFERRED STOCKS (Cost $400,000)		367,200

Money Market Securities - 0.58%
Fidelity Institutional Government Money Market Portfolio - Class I, 2.260% (a)	95,737	95,737

TOTAL MONEY MARKET SECURITIES (Cost $95,737)		95,737

TOTAL INVESTMENTS (Cost $16,232,866) - 98.95%		16,288,531

Other assets less liabilities - 1.05%		173,091

TOTAL NET ASSETS - 100.00%		$ 16,461,622

(a) Variable rate securities; the money market rate shown represents the rate at June 30, 2008.
(b) Variable rate securities; the coupon rate shown represents the rate at June 30, 2008.

Tax Related
Gross unrealized appreciation		$ 254,518
Gross unrealized (depreciation)		(198,853)
Net unrealized appreciation		$ 55,665

Aggregate cost of securities for income tax purposes		$ 16,232,866

FCI Funds

Notes to the Schedule of Investments

June 30, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Iron Market Opportunity Fund
Schedule of Investments
June 30, 2008
(Unaudited)
	Principal
Corporate Bonds - 9.23%	Amount	Value

Fifth Third Bancorp, 3.22250%, 12/20/2016 (a)	$ 1,000,000	$ 845,528
I-Preferred Term Securities IV, 4.77625%, 12/11/2032 (a) (c)	500,000	419,500
Preferred Term Securities XVI, 4.32625%, 03/23/2035 (a) (c)	994,112	829,586
Preferred Term Securities XVII, 3.61375%, 06/23/2035 (a) (c)	1,969,238	1,713,391

TOTAL CORPORATE BONDS (Cost $4,474,602)		3,808,005

Exchange Traded Fund - 2.68%

iShares Lehman 1-3 Year Treasury Bond Fund	8,500	704,565
PowerShares VRDO Tax-Free Weekly Portfolio	16,000	400,638

TOTAL EXCHANGE TRADED FUND (Cost $1,104,548)		1,105,203

Mutual Fund - 0.23%	Shares

Evergreen Adjustable Rate Fund, Series I, 5.17% (a) (b)	10,654	97,482

TOTAL MUTUAL FUND (Cost $98,120)		97,482

Money Market Securities - 89.68%

Reserve U. S. Government Fund - 2.19% (d)	12,332,071	12,332,071
Federated Government Obligations Fund - 2.20% (d)	12,332,072	12,332,072
Goldman Sachs Financial Square Funds - Government Fund - 2.31% (d)	12,332,072	12,332,072

TOTAL MONEY MARKET SECURITIES (Cost $36,996,215)		36,996,215

TOTAL INVESTMENTS (Cost $42,673,485) - 101.82%		$ 42,006,905

Cash and other assets less liabilities - (1.82%)		(752,173)

TOTAL NET ASSETS - 100.00%		$ 41,254,732

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2008.
(b) Asset-backed security.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(d) Variable rate security; the money market rate shown represents the rate at June 30, 2008.

Tax Related, excluding futures and short positions
Unrealized appreciation		$ 689
Unrealized depreciation		(670,268)
Net unrealized depreciation		$ (669,579)

Aggregate cost of securities for income tax purposes		$ 42,673,485

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
June 30, 2008
(Unaudited)
	Principal
Mutual Funds - 30.01%	Shares	Value

AIM High Yield Fund - Institutional Class	192,691	$ 782,327
Blackrock GNMA Portfolio	202,497	1,966,244
Columbia High Income Fund - Class Z	60,106	482,649
Credit Suisse Global High Yield Fund, Inc.	10,000	89,304
Delaware Delchester Fund - Class I	370,322	1,110,966
Delaware High-Yield Opportunities Fund - Class I	266,232	1,048,955
Evergreen Select High Yield Bond Fund - Institutional Class	118,120	1,004,021
Franklin High Income Fund - Administrative Class	3,905,268	7,576,219
Goldman Sachs High Yield Fund - Institutional Class	125,000	890,000
Julius Baer Global High Income Fund	93,945	946,029
Lord Abbett Bond - Debenture Fund, Inc.	619,191	4,656,319
Northeast Investors Trust	130,893	883,530
PIMCO High Yield Fund - Institutional Class	150,864	1,362,306
Principal High Yield Fund II - Institutional Class	1,318,881	10,458,723
Putnam High Yield Advantage Fund - Class Y	1,385,663	8,147,697
TIAA-CREF Institutional High Yield Fund II	233,082	2,153,674

TOTAL MUTUAL FUNDS (Cost $44,563,136)		43,558,963

Money Market Securities - 68.03%

Reserve U. S. Government Fund - 2.19% (a)	32,916,610	32,916,610
Federated Government Obligations Fund - 2.20% (a)	32,916,610	32,916,610
Goldman Sachs Financial Square Funds - Government Fund - 2.31% (a)	32,916,610	32,916,610

TOTAL MONEY MARKET SECURITIES (Cost $98,749,830)		98,749,830

TOTAL INVESTMENTS (Cost $143,312,966) - 98.04%		$ 142,308,793

Cash & other assets less liabilities - 1.96%		2,842,551

TOTAL NET ASSETS - 100.00%		$ 145,151,344

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2008.

Tax Related, excluding swaps
Unrealized appreciation		$ 16,455
Unrealized depreciation		(1,004,173)
Net unrealized depreciation		$ (987,718)

Aggregate cost of securities for income tax purposes		$ 143,312,966

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)
	Termination	Notional	Appreciation/
Credit Default Swaps (b)	Date	Amount	(Depreciation)

Dow Jones CDX North America High Yield Credit Default Swap,	6/20/2013	$ (40,000,000)	$ 1,192,753
agreements with Lehman Brothers and Morgan Stanley, effective
March 28, 2008, to pay a premium equal to 5.00% of the notional amount. Upon a credit event, the Fund receives equal protection payments from each counterparty.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds

Related Notes to the Schedule of Investments

June 30, 2008

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the stock exchange close.

Futures Contracts – The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements - The Funds may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. Each Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, such Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amounts themselves. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records (See Schedule of Investments for identified collateral). The credit default swaps are marked to market daily and any change is recorded in unrealized gain/loss. Premium payments paid or received are recorded in realized gain/loss. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

Iron Funds

Related Notes to the Schedule of Investments - continued

June 30, 2008

(Unaudited)

Short Sales - The Funds may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Funds’ portfolios under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to continue to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or is estimated daily in instances when the Funds hold investments in other registered investment companies that are established as “daily dividend funds”, but only distribute on a monthly basis. Interest income is recorded on an accrual basis and discounts and premiums on securities purchased are amortized over the life of the respective securities, using the effective interest method.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value,sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of May 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

     /s/ Anthony J. Ghoston_________________________     ______

Anthony J. Ghoston, President

Date     8/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

     /s/ Anthony J. Ghoston______________________________________

Anthony J. Ghoston, President

Date     8/21/08

By

____/s/ William J. Murphy_ _______________________________________

William J. Murphy, Interim Treasurer

Date     8/21/08